UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-000653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 3012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, July 15, 2042(FWC)		$12,842,583	$13,987,379
3s, TBA, August 1, 2042		2,000,000	2,114,375

			16,101,754
U.S. Government Agency Mortgage Obligations (31.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, June 1, 2042		16,975,807	18,639,569
3 1/2s, April 1, 2042(FWC)		40,422,955	43,284,140
3 1/2s, TBA, August 1, 2042		59,000,000	62,477,773

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017		4,450	4,710
4s, June 1, 2042		57,913,436	63,548,686
3 1/2s, TBA, August 1, 2042		62,000,000	65,782,967
3s, TBA, September 1, 2042		41,000,000	42,540,702
3s, TBA, August 1, 2042		142,000,000	147,724,375

			444,002,922

Total U.S. government and agency mortgage obligations (cost $457,216,660)			$460,104,676

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020		$416,000	$462,540

Total U.S. treasury Obligations (cost $392,965)			$462,540

MORTGAGE-BACKED SECURITIES (29.0%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 04-4, Class D, 5.073s, 2042		$2,385,000	$2,367,858
Ser. 07-1, Class XW, IO, 0.292s, 2049		10,613,237	105,676

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 05-2, Class E, 5.32s, 2043(F)		1,590,000	1,540,302
Ser. 04-2, Class F, 4.992s, 2038(F)		1,350,000	1,317,131
Ser. 04-4, Class XC, IO, 0.863s, 2042		19,901,586	233,306
Ser. 04-5, Class XC, IO, 0.707s, 2041		33,420,896	472,538
Ser. 02-PB2, Class XC, IO, 0.477s, 2035		10,720,036	5,928
Ser. 07-5, Class XW, IO, 0.412s, 2051		21,667,090	309,319
Ser. 05-1, Class XW, IO, 0.065s, 2042		312,663,329	162,272

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PWR3, Class D, 4.889s, 2041(F)		1,989,000	1,947,384
Ser. 04-PR3I, Class X1, IO, 0.969s, 2041		8,222,142	113,466

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.168s, 2038(F)		17,462,502	296,930

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.483s, 2044(F)		29,073,023	2,038,515

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043		2,050,000	2,143,870

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.118s, 2049		78,510,427	1,096,006

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 07-CD4, Class A2B, 5.205s, 2049		480,814	494,558

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.388s, 2049		49,855,171	700,465
Ser. 07-CD4, Class XC, IO, 0.148s, 2049		158,092,388	1,241,025

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031		308,242	312,404

Commercial Mortgage Pass-Through Certificates Ser. 05-C6, Class AJ, 5.209s, 2044		4,413,000	4,377,701

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.322s, 2043		26,338,857	246,374
Ser. 06-C8, Class XS, IO, 0.165s, 2046		59,001,775	747,710

Countrywide Alternative Loan Trust FRB Ser. 05-16, Class A4, 0.486s, 2035		3,089,719	2,097,301

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.772s, 2039		4,232,565	4,256,335
Ser. 06-C5, Class AX, IO, 0.165s, 2039		29,968,513	408,231

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.082s, 2049		89,782,087	519,053

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036		1,733,000	1,750,330
Ser. 05-C6, Class AJ, 5.23s, 2040(F)		1,529,000	1,501,180
Ser. 05-C5, Class AJ, 5.1s, 2038(F)		1,650,000	1,627,857
FRB Ser. 04-C5, Class B, 4.929s, 2037		1,590,000	1,623,390
Ser. 03-CPN1, Class E, 4.891s, 2035		1,528,000	1,520,436

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		2,538,605	2,733,316
FRB Ser. 03-CK2, Class G, 5.744s, 2036		2,984,000	2,994,446
Ser. 03-C3, Class AX, IO, 1.761s, 2038		58,176,441	395,716
Ser. 02-CP3, Class AX, IO, 1.085s, 2035		5,015,514	10,442

Deutsche Mortgage Securities, Inc. Ser. 2009-RS2, Class 4A2, 0 3/8s, 2037		8,894,363	5,336,618

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.212s, 2031		3,188,000	3,296,218

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.792s, 2037		1,725,412	2,752,678
IFB Ser. 2976, Class LC, 23.508s, 2035		250,953	401,525
IFB Ser. 2979, Class AS, 23.361s, 2034		177,636	241,314
IFB Ser. 3072, Class SB, 22.738s, 2035		966,518	1,523,214
IFB Ser. 3249, Class PS, 21.454s, 2036		896,267	1,365,506
IFB Ser. 3065, Class DC, 19.114s, 2035		1,051,222	1,662,193
IFB Ser. 2990, Class LB, 16.31s, 2034		1,278,040	1,799,787
IFB Ser. 3803, Class SP, IO, 6.351s, 2038		10,782,946	1,240,039
IFB Ser. 3861, Class PS, IO, 6.351s, 2037		5,613,443	926,555
IFB Ser. 3907, Class KS, IO, 6.301s, 2040		6,377,079	1,036,456
IFB Ser. 3708, Class SA, IO, 6.201s, 2040		18,913,360	2,666,973
IFB Ser. 3852, Class NT, 5.751s, 2041		3,923,576	4,280,818
IFB Ser. 3752, Class PS, IO, 5.751s, 2040		8,911,108	1,511,948
Ser. 3632, Class CI, IO, 5s, 2038		373,058	23,406
Ser. 3626, Class DI, IO, 5s, 2037		233,189	8,649
Ser. 4018, Class DI, IO, 4 1/2s, 2041		10,309,780	1,305,424
Ser. 3747, Class HI, IO, 4 1/2s, 2037		2,472,740	242,792
Ser. 3707, Class PI, IO, 4 1/2s, 2025		9,765,061	761,772
Ser. 4026, Class JI, IO, 4s, 2041		3,438,821	483,047
Ser. 3768, Class MI, IO, 4s, 2035		56,779,264	3,689,238
Ser. 3736, Class QI, IO, 4s, 2034		12,608,745	504,350
Ser. 3740, Class KI, IO, 4s, 2033		15,548,476	391,355
Ser. 4077, Class AI, IO, 3s, 2027		16,475,000	1,808,296
Ser. T-56, Class A, IO, 0.524s, 2043		13,584,882	230,306
Ser. T-56, Class 3, IO, 0.479s, 2043		4,831,693	63,416
Ser. T-56, Class 1, IO, 0.297s, 2043		16,380,671	122,855
Ser. T-56, Class 2, IO, 0.128s, 2043		5,819,920	18,187
Ser. 4077, Class TO, PO, zero %, 2041		3,179,000	2,718,299
Ser. 3835, Class FO, PO, zero %, 2041		9,363,792	7,880,567
Ser. 3369, Class BO, PO, zero %, 2037		66,593	62,227
Ser. 3391, PO, zero %, 2037		168,089	153,101
Ser. 3300, PO, zero %, 2037		1,040,486	967,408
Ser. 3206, Class EO, PO, zero %, 2036		42,789	40,199
Ser. 3175, Class MO, PO, zero %, 2036		142,043	133,833
Ser. 3210, PO, zero %, 2036		35,135	33,471
FRB Ser. 3326, Class YF, zero %, 2037		11,367	11,282
FRB Ser. 3117, Class AF, zero %, 2036		42,204	33,108
FRB Ser. 3326, Class WF, zero %, 2035		110,658	99,592
FRB Ser. 3036, Class AS, zero %, 2035		62,873	53,304

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.423s, 2036		1,840,195	3,343,946
IFB Ser. 06-8, Class HP, 23.664s, 2036		987,078	1,693,639
IFB Ser. 05-45, Class DA, 23.517s, 2035		1,962,054	3,264,250
IFB Ser. 05-122, Class SE, 22.238s, 2035		1,777,576	2,697,632
IFB Ser. 05-75, Class GS, 19.511s, 2035		804,887	1,183,502
IFB Ser. 05-106, Class JC, 19.361s, 2035		994,919	1,620,345
IFB Ser. 05-83, Class QP, 16.754s, 2034		227,547	311,740
IFB Ser. 11-4, Class CS, 12.41s, 2040		2,237,019	2,572,572
IFB Ser. 12-75, Class SK, IO, 6.404s, 2041		15,385,602	3,320,367
IFB Ser. 12-4, Class SN, IO, 6.354s, 2040(F)		7,834,542	1,434,158
IFB Ser. 12-75, Class KS, IO, 6.304s, 2042		10,754,308	2,051,277
IFB Ser. 12-3, Class CS, IO, 6.304s, 2040		10,484,458	2,032,098
IFB Ser. 12-3, Class SD, IO, 6.264s, 2042		3,871,662	731,783
IFB Ser. 11-67, Class BS, IO, 6.254s, 2041		20,568,253	3,626,183
IFB Ser. 11-27, Class AS, IO, 6.234s, 2041		14,471,583	2,090,131
IFB Ser. 12-30, Class HS, IO, 6.204s, 2042		31,482,866	6,368,669
IFB Ser. 10-35, Class SG, IO, 6.154s, 2040		32,572,947	5,251,736
IFB Ser. 12-4, Class SY, IO, 5.704s, 2042(F)		6,657,605	1,129,649
Ser. 03-W10, Class 1, IO, 1.421s, 2043		11,455,287	526,227
Ser. 01-50, Class B1, IO, 0.41s, 2041		1,049,154	6,557
Ser. 2002-W6, Class 1AIO, 0.275s, 2042		1,235,776	3,669
Ser. 2005-W4, Class 1AIO, 0.116s, 2035		290,335	2,540
Ser. 03-34, Class P1, PO, zero %, 2043		266,587	218,602
Ser. 07-64, Class LO, PO, zero %, 2037		272,064	254,582
Ser. 07-14, Class KO, PO, zero %, 2037		619,126	577,458
Ser. 06-125, Class OX, PO, zero %, 2037		106,697	102,948
Ser. 06-84, Class OT, PO, zero %, 2036		77,426	73,524
Ser. 06-46, Class OC, PO, zero %, 2036		71,896	67,126
Ser. 04-61, Class CO, PO, zero %, 2031		27,200	27,109
FRB Ser. 06-104, Class EK, zero %, 2036		2,579	2,561

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.251s, 2033		3,621,126	36

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.099s, 2049		128,745,467	787,279
Ser. 05-C3, Class XC, IO, 0.073s, 2045		309,349,810	1,546,341

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 0.714s, 2029		3,150,663	95,998
Ser. 05-C1, Class X1, IO, 0.592s, 2043		34,109,674	426,644

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041		13,762,573	21,871,894
IFB Ser. 10-158, Class SD, 14.269s, 2040		2,780,250	4,194,452
IFB Ser. 11-70, Class WS, 9.207s, 2040		11,858,000	14,494,271
IFB Ser. 11-72, Class SE, 7.072s, 2041		9,422,000	10,105,095
IFB Ser. 11-56, Class MS, 6.827s, 2041		6,399,564	7,187,030
IFB Ser. 11-37, Class SB, IO, 6.453s, 2038		2,407,598	315,997
IFB Ser. 11-61, Class CS, IO, 6.433s, 2035		25,066,345	3,712,952
IFB Ser. 11-37, Class SD, IO, 6.403s, 2038		3,098,168	403,730
IFB Ser. 10-42, Class SP, IO, 6.303s, 2039		6,307,621	882,499
IFB Ser. 11-70, Class SM, IO, 5.641s, 2041		5,789,000	1,622,194
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		11,988,294	1,325,546
Ser. 12-8, Class PI, IO, 4s, 2041		16,962,558	2,523,181
Ser. 11-116, Class BI, IO, 4s, 2026		9,924,618	975,788
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040		15,722,313	84,586
Ser. 11-70, PO, zero %, 2041		39,177,356	32,186,548
Ser. 10-151, Class KO, PO, zero %, 2037		1,285,980	1,181,545
Ser. 06-36, Class OD, PO, zero %, 2036		79,789	74,725
Ser. 99-31, Class MP, PO, zero %, 2029		35,844	33,843

Greenpoint Mortgage Funding Trust FRB Ser. 05-AR2, Class A1, 0.476s, 2045		4,734,891	2,799,504

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035		1,618,000	1,595,152
Ser. 05-GG3, Class XC, IO, 0.765s, 2042		68,277,150	1,066,489

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		356,795	359,471

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030		545,759	557,335
Ser. 06-GG6, Class XC, IO, 0.073s, 2038		104,896,740	187,136

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.977s, 2051		19,773,000	21,037,464
FRB Ser. 04-CB9, Class B, 5.668s, 2041(F)		4,300,000	4,195,722
Ser. 02-C3, Class D, 5.314s, 2035		1,521,000	1,544,576
FRB Ser. 02-C2, Class E, 5.141s, 2034		1,540,000	1,539,307
Ser. 06-LDP8, Class X, IO, 0.546s, 2045		60,994,590	1,076,006
Ser. 07-LDPX, Class X, IO, 0.316s, 2049		40,572,130	419,840

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)		1,599,000	1,621,240
Ser. 05-CB12, Class X1, IO, 0.103s, 2037		28,119,456	258,671
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043		56,656,226	188,382

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		556,463	563,135
Ser. 99-C1, Class G, 6.41s, 2031		851,777	849,648
Ser. 98-C4, Class G, 5.6s, 2035		437,163	448,617
Ser. 98-C4, Class H, 5.6s, 2035		808,000	876,325

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038		2,279,617	2,279,617
Ser. 07-C2, Class XW, IO, 0 1/2s, 2040		8,233,666	164,336

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.649s, 2038		41,433,389	949,570
Ser. 05-C2, Class XCL, IO, 0.354s, 2040		142,483,269	1,049,104
Ser. 06-C7, Class XCL, IO, 0.26s, 2038		69,235,199	973,932
Ser. 05-C5, Class XCL, IO, 0.175s, 2040		90,094,789	1,340,160
Ser. 07-C2, Class XCL, IO, 0.142s, 2040		182,379,050	2,615,863
Ser. 05-C7, Class XCL, IO, 0.101s, 2040		123,429,206	748,475

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.133s, 2028(F)		44,271	1,018

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.846s, 2050		475,000	491,633
Ser. 03-KEY1, Class C, 5.373s, 2035		3,163,000	3,198,109
Ser. 05-MCP1, Class XC, IO, 0.212s, 2043		38,949,506	424,589

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.871s, 2039		15,428,639	205,278

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.369s, 2049		975,118	960,795

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.984s, 2037		2,518,917	188,919
Ser. 06-C4, Class X, IO, 5.983s, 2045		6,011,689	450,877
Ser. 05-C3, Class X, IO, 5.69s, 2044		1,887,173	141,538

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.743s, 2041		1,023,302	1,028,705
Ser. 07-IQ14, Class A2, 5.61s, 2049		1,577,304	1,652,882
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049		1,356,936	1,380,682

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.099s, 2041(F)		2,350,000	2,359,607

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043		430,286	443,195

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030		2,002,000	2,094,292

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3, Class A2, 0.586s, 2035		5,891,046	4,565,561

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4, Class X2, IO, 0 1/2s, 2047		138,625,017	2,966,575

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045		30,992,228	5,578,601

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)		3,105,000	3,232,548

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.391s, 2048		194,876,037	3,020,579
Ser. 07-C34, IO, 0 3/8s, 2046		18,265,731	277,822

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.207s, 2035(F)		2,569,000	2,540,243
Ser. 05-C18, Class XC, IO, 0.344s, 2042		24,314,688	175,066
Ser. 06-C23, Class XC, IO, 0.05s, 2045		154,521,879	633,540
Ser. 06-C26, Class XC, IO, 0.047s, 2045		11,359,969	27,491

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036		129,000	110,940

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.756s, 2045		5,628,480	3,433,373
FRB Ser. 05-AR19, Class A1C3, 0.746s, 2045		14,045,245	8,778,278
FRB Ser. 05-AR11, Class A1B2, 0.696s, 2045		5,883,221	4,500,664
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		14,168,822	10,839,149
FRB Ser. 05-AR8, Class 2AB2, 0.666s, 2045		11,251,482	9,226,216
FRB Ser. 2005-AR17, Class A1B2, 0.655s, 2045		7,719,024	5,673,482
FRB Ser. 05-AR11, Class A1B3, 0.646s, 2045		7,854,980	5,930,510
FRB Ser. 05-AR8, Class 2AC3, 0.636s, 2045		6,111,656	4,680,000
FRB Ser. 05-AR2, Class 2A23, 0.626s, 2045		12,423,165	10,062,764
FRB Ser. 05-AR6, Class 2AB2, 0.616s, 2045		9,818,863	8,002,373
FRB Ser. 2005-AR17, Class A1B3, 0.596s, 2045		2,296,655	1,688,042
FRB Ser. 05-AR2, Class 2A21, 0.576s, 2045		2,928,781	2,357,669

Total mortgage-backed securities (cost $366,017,772)			$412,837,533

CORPORATE BONDS AND NOTES (28.5%)(a)
		Principal amount	Value

Basic materials (2.5%)

Airgas, Inc. sr. unsec. unsub notes 3 1/4s, 2015		$485,000	$510,333

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		835,000	1,083,922

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		935,000	1,123,071

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)		1,575,000	1,515,652

Cabot Corp. sr. unsec. unsub. notes 2.55s, 2018		1,505,000	1,522,843

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		835,000	903,888

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018		1,505,000	1,821,050

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042		1,745,000	1,896,019

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		1,245,000	1,308,915

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		300,000	357,866

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017		395,000	405,594

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		470,000	625,582

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		2,120,000	2,499,372

International Paper Co. sr. unsec. notes 9 3/8s, 2019		958,000	1,292,387

International Paper Co. sr. unsec. notes 8.7s, 2038		510,000	746,841

International Paper Co. sr. unsec. notes 7.95s, 2018		1,400,000	1,796,509

LyondellBasell Industries NV sr. unsec. notes 6s, 2021 (Netherlands)		875,000	1,006,250

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		640,000	689,383

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		945,000	990,614

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		1,130,000	1,421,195

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		2,475,000	3,132,192

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022		407,000	432,894

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019		393,000	415,087

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		1,815,000	2,490,910

Sealed Air Corp. sr. notes 7 7/8s, 2017		725,000	783,000

Sealed Air Corp. 144A notes 5 5/8s, 2013		678,000	703,425

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		82,000	99,220

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		245,000	270,725

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		1,080,000	1,287,620

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		135,000	158,167

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		1,000,000	1,067,686

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		610,000	692,668

			35,050,880
Capital goods (0.5%)

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		1,085,000	1,133,825

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		1,393,000	1,772,238

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		435,000	624,755

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		595,000	718,958

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		720,000	778,492

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		660,000	777,034

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	132,699

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042		905,000	1,049,505

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		560,000	602,261

			7,589,767
Communication services (3.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		880,000	1,152,038

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)		670,000	693,918

American Tower Corp. sr. unsec. notes 7s, 2017(R)		1,210,000	1,414,240

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		1,160,000	1,404,047

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		1,535,000	2,038,890

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		1,570,000	2,156,243

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028		2,025,000	2,114,355

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		855,000	877,829

Comcast Cable Communications, LLC company guaranty sr. unsec. unsub. notes 8 7/8s, 2017		785,000	1,034,888

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		700,000	961,250

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040		265,000	329,754

Cox Communications, Inc. 144A bonds 8 3/8s, 2039		470,000	706,505

Cox Communications, Inc. 144A notes 5 7/8s, 2016		390,000	454,427

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		1,915,000	2,104,466

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		1,635,000	1,788,281

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)		880,000	1,020,629

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)		886,000	965,682

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		800,000	866,000

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		143,000	158,015

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		845,000	1,105,994

Qwest Corp. notes 6 3/4s, 2021		1,767,000	2,071,415

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		610,000	765,698

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		2,425,000	2,643,477

SBA Tower Trust 144A notes 2.933s, 2017		280,000	283,581

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026		2,435,000	3,429,432

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		955,000	969,325

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		1,500,000	1,349,994

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)		345,000	338,191

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		1,165,000	1,564,315

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018		355,000	443,804

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		350,000	457,521

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041		85,000	99,475

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039		424,000	641,543

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		856,000	1,197,126

Verizon New Jersey, Inc. debs. 8s, 2022		640,000	863,078

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		795,000	1,092,417

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		219,000	224,626

			41,782,469
Consumer cyclicals (2.7%)

ADT Corp./The 144A company guaranty sr. unsec notes 4 7/8s, 2042		930,000	975,982

ADT Corp./The 144A company guaranty sr. unsec notes 3 1/2s, 2022		1,300,000	1,334,097

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		1,095,000	1,261,657

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		645,000	716,756

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030		2,400,000	3,293,261

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		1,195,000	1,257,738

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		805,000	973,620

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		1,670,000	1,986,737

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		950,000	1,016,870

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		350,000	409,063

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		950,000	1,012,564

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		740,000	808,987

Ford Motor Credit Co., LLC 144A sr. unsec. notes 4.207s, 2016		2,760,000	2,857,414

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,769,000	1,841,971

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		840,000	936,600

Limited Brands, Inc. sr. notes 5 5/8s, 2022		820,000	856,900

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		240,000	264,338

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		360,000	386,670

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019		780,000	794,007

Masco Corp. sr. unsec. bonds 7 1/8s, 2020		470,000	525,032

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		870,000	1,115,627

News America Holdings, Inc. debs. 7 3/4s, 2045		790,000	1,084,881

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		1,060,000	1,177,784

Owens Corning company guaranty sr. unsec. notes 9s, 2019		672,000	855,120

QVC, Inc. 144A sr. notes 7 1/8s, 2017		535,000	567,592

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		1,450,000	2,028,122

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		1,850,000	2,570,643

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		365,000	420,119

Time Warner, Inc. debs. 9.15s, 2023		675,000	960,496

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022		2,075,000	2,222,851

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		1,305,000	1,371,184

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		520,000	619,098

			38,503,781
Consumer staples (2.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		910,000	1,297,926

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		1,735,000	2,448,059

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		1,313,000	2,249,008

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		1,430,000	1,612,928

Campbell Soup Co. debs. 8 7/8s, 2021		715,000	1,057,496

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		466,000	505,028

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019		1,310,000	1,671,428

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032		2,207,211	2,839,356

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		2,270,000	2,787,710

Delhaize Group company guaranty sr. unsec notes 5.7s, 2040 (Belgium)		2,250,000	1,873,013

Delhaize Group company guaranty sr. unsec notes 4 1/8s, 2019 (Belgium)		865,000	817,202

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		675,000	971,980

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,700,000	1,934,547

General Mills, Inc. sr. unsec. notes 5.65s, 2019		190,000	231,754

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040		3,905,000	5,164,998

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042		420,000	473,729

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017		605,000	725,534

Kroger Co. sr. notes 6.15s, 2020		200,000	239,710

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		680,000	1,005,398

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		530,000	775,483

McDonald's Corp. sr. unsec. notes 5.7s, 2039		775,000	1,076,222

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		630,000	756,460

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.85s, 2016		1,540,000	1,740,200

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		1,370,000	1,549,607

			35,804,776
Energy (1.8%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,880,000	3,855,424

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		200,000	220,364

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		1,860,000	2,212,749

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		620,000	726,486

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		602,000	600,495

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		775,000	857,006

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		340,000	414,886

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		885,000	1,203,869

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		525,000	638,554

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		895,000	1,166,640

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012		195,000	195,943

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		1,095,000	1,237,986

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018		2,910,000	3,293,078

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)		975,000	1,133,796

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		2,160,000	3,213,324

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		1,015,000	1,093,764

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		1,900,000	2,428,219

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019		584,000	767,559

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		205,000	236,872

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		240,000	277,355

Weatherford International, Ltd. company guaranty 6 1/2s, 2036		470,000	516,874

			26,291,243
Financials (10.6%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)		4,460,000	4,712,436

Aflac, Inc. sr. unsec. notes 6.9s, 2039		1,395,000	1,790,300

Aflac, Inc. sr. unsec. notes 6.45s, 2040		990,000	1,219,026

American Express Bank FSB notes Ser. BKNT, 5.55s, 2012		995,000	1,005,300

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.549s, 2017		1,035,000	973,348

American Express Co. sr. unsec. notes 8 1/8s, 2019		1,450,000	1,972,048

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068		1,840,000	2,097,600

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		2,440,000	2,744,036

Aon PLC jr. unsec. sub. notes 8.205s, 2027		3,255,000	3,829,511

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		2,745,000	3,160,991

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		1,485,000	1,682,955

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)		1,630,000	1,411,988

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)		600,000	630,000

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		1,965,000	2,052,128

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042		840,000	961,330

Bank of America Corp. sub. notes 7 3/4s, 2015		1,465,000	1,617,354

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017		905,000	971,976

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		3,331,000	3,968,354

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		2,815,000	2,857,329

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		1,020,000	1,215,820

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		1,685,000	2,084,048

Capital One Bank USA NA sub. notes 8.8s, 2019		1,050,000	1,352,408

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		260,000	296,942

Citigroup, Inc. sr. unsec. sub. FRN 0.738s, 2016		1,961,000	1,730,374

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032		505,000	549,327

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036		1,615,000	1,663,416

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		580,000	656,779

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		510,000	576,479

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		100,000	104,904

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		910,000	1,123,679

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		390,000	451,840

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)		64,000	66,257

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021		2,235,000	2,426,678

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012		1,695,000	1,723,310

GATX Financial Corp. notes 5.8s, 2016		455,000	489,072

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		2,405,000	2,840,437

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.667s, 2016		895,000	861,889

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		6,305,000	8,179,218

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		3,230,000	3,162,793

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		940,000	1,106,222

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018		595,000	667,612

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		950,000	974,350

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		3,655,000	3,997,897

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,175,000	1,136,816

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		2,520,000	1,945,931

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)		825,000	856,863

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		835,000	906,929

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		3,945,000	4,603,922

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		670,000	704,338

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		1,680,000	1,734,615

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		895,000	943,106

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		1,149,000	1,174,853

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		404,000	470,201

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		1,311,000	1,493,107

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035		1,715,000	1,837,969

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		4,335,000	4,364,439

Loews Corp. notes 5 1/4s, 2016		385,000	430,945

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		2,880,000	2,968,655

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		2,305,000	3,402,201

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		1,535,000	1,880,298

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		715,000	765,775

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025		3,000,000	4,055,229

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		970,000	1,019,090

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		1,090,000	1,158,125

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		500,000	531,842

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013(R)		660,000	676,250

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		85,000	116,336

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		5,160,000	5,359,398

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,010,000	1,077,211

Pacific LifeCorp 144A sr. notes 6s, 2020		1,575,000	1,751,877

Primerica, Inc. sr. unsec. unsub notes 4 3/4s, 2022		595,000	616,968

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015		330,000	336,760

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		340,000	422,363

Prudential Financial, Inc. sr. notes 6.2s, 2015		300,000	332,234

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		1,135,000	1,362,096

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.349s, 2017		160,000	153,231

Rabobank Nederland 144A jr. unsec. sub. notes FRN 11s, perpetual maturity (Netherlands)		1,255,000	1,603,263

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)		570,000	586,285

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)		2,640,000	2,837,472

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)		360,000	391,824

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		2,600,000	2,395,695

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018(R)		1,185,000	1,226,001

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.211s, 2049 (France)		1,090,000	495,950

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		645,000	754,244

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		985,000	1,145,969

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		1,555,000	2,135,925

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		1,180,000	1,250,337

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,880,000	2,214,183

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		1,070,000	1,275,061

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		810,000	965,961

Wells Fargo Bank NA unsec. sub. notes FRN 0.676s, 2016		1,180,000	1,132,984

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)		750,000	839,611

Willis Group North America, Inc. company guaranty 6.2s, 2017		510,000	575,700

			150,376,199
Health care (0.5%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		1,660,000	2,297,110

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		660,000	749,566

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		356,000	382,255

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		839,000	895,633

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		1,045,000	1,374,937

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		244,000	276,130

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		975,000	1,100,638

WellPoint, Inc. notes 7s, 2019		225,000	281,978

			7,358,247
Technology (0.5%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		580,000	629,300

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018		230,000	239,775

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		822,000	887,760

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		145,000	171,777

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018		2,590,000	3,113,600

Lexmark International Inc, sr. unsec. notes 5.9s, 2013		855,000	882,506

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		1,115,000	1,162,605

			7,087,323
Transportation (0.6%)

American Airlines 2011-2 Class A Pass-Through Trust pass-through certificates Ser. 11-2, Class A, 8 5/8s, 2023		752,121	791,607

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018		365,000	437,861

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		1,520,000	1,849,332

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		865,863	939,462

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		413,085	435,805

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042		330,000	365,490

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		1,115,000	1,426,141

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019		1,059,320	1,069,913

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		209,122	237,354

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		390,000	420,248

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		459,400	482,370

			8,455,583
Utilities and power (3.3%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		515,000	529,323

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		580,000	704,824

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		390,000	439,781

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		765,000	910,853

Beaver Valley Funding Corp. sr. bonds 9s, 2017		337,000	347,609

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		980,000	1,107,064

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		1,836,121	1,955,468

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		2,280,000	2,863,846

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		480,000	635,667

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		710,000	805,422

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016		850,000	939,250

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		2,460,000	2,955,033

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		725,000	814,216

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		1,940,000	1,757,281

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		830,000	1,138,592

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		750,000	883,125

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)		970,000	1,251,106

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)		695,000	683,894

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		2,265,000	2,582,784

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		780,000	860,470

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		1,220,000	1,315,260

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036		510,000	489,560

ITC Holdings Corp. 144A notes 5 7/8s, 2016		890,000	1,025,119

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		330,000	384,479

Kansas Gas and Electric Co. bonds 5.647s, 2021		608,368	667,843

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020		1,425,000	1,761,035

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		1,000,000	1,328,614

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037		410,000	569,832

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029		360,000	489,974

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		295,000	418,471

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		785,000	1,049,563

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		460,000	649,237

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		885,000	1,008,414

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		3,220,000	3,558,802

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020		240,000	276,666

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		135,000	162,195

Spectra Energy Capital, LLC sr. notes 8s, 2019		650,000	853,583

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		340,000	409,549

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019		2,840,000	3,907,550

Union Electric Co. sr. bonds 6.7s, 2019		560,000	716,020

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		830,000	978,353

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		530,000	588,628

			46,774,355

Total corporate bonds and notes (cost $363,664,445)			$405,074,623

PURCHASED OPTIONS OUTSTANDING (8.8%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	$15,930,000	$635,129

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	15,930,000	653,289

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	15,930,000	678,937

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.750	43,571,000	722,407

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	21,497,275	22

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.750	43,571,000	900,613

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	21,497,275	3,562,098

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	29,974,805	515,087

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	29,974,805	6,149,691

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	75,721,900	76

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	62,854,000	1,165,125

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	79,271,000	1,830,447

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	30,013,000	558,242

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	47,396,000	1,467,854

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	17,045,000	849,352

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	17,045,000	860,091

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	17,045,000	884,295

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	75,721,900	8,812,515

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	62,854,000	10,220,500

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	79,271,000	13,321,412

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	30,013,000	5,926,757

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	46,515,000	1,534,995

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	31,254,600	881,692

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	31,254,600	818,245

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	21,667,000	173,336

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	15,930,000	712,708

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	15,930,000	740,108

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	6,027,000	328,713

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	6,027,000	337,150

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	6,027,000	345,227

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	46,515,000	5,814,375

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	31,254,600	12,626,858

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	31,254,600	13,158,187

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	21,667,000	2,860,044

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	35

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	1,604

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	4,673

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	8,996

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	3,487,000	13,704

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	17,014

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	114,545

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	304,119

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	161,939

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,667,000	172,253

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	6,556,000	154,787

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	6,556,000	162,785

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	6,556,000	169,997

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	6,556,000	176,881

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	6,556,000	181,142

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	201,688

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	204,059

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	207,058

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	211,626

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	6,027,000	378,013

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	3,487,000	215,776

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,027,000	386,994

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,027,000	394,347

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	945,660

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	1,044,135

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	2,724,947

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	2,578,560

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,667,000	2,743,909

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 0.60% versus the three month USD-LIBOR-BBA maturing September 2014.	Sep-12/0.60	1,440,751,000	302,558

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	296,145

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	156,956

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11	53,472,000	356,284

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.50	630,625,000	5,467,519

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	26,937,000	2,762,874

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	20,421,000	2,618,299

Total purchased options outstanding (cost $101,491,772)			$125,887,458

ASSET-BACKED SECURITIES (4.1%)(a)
		Principal amount	Value

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035		$2,721,361	$2,530,866

Countrywide Asset Backed Certificates
FRB Ser. 05-AB1, Class A3, 0.546s, 2035		14,132,840	12,154,242
FRB Ser. 07-11, Class 2A2, 0.366s, 2047		7,628,454	7,247,032
FRB Ser. 07-1, Class 2A2, 0.346s, 2037		6,442,000	6,034,544

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		134,710	13

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.246s, 2037		417,000	354,450

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.999s, 2032		285,098	119,741

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.676s, 2035		12,631,000	9,982,279
FRB Ser. 05-9, Class 2A3, 0.616s, 2035		8,000,000	6,008,800
FRB Ser. 05-6, Class A3, 0.616s, 2035		18,004,810	13,290,150

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		822,108	125,372

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,576,370	157,626

Total asset-backed securities (cost $55,641,089)			$58,005,115

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$770,000	$1,003,279

IL State G.O. Bonds
4.421s, 1/1/15		410,000	430,771
4.071s, 1/1/14		1,220,000	1,263,273

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		675,000	943,211

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		845,000	1,041,936

Total municipal bonds and notes (cost $3,925,304)			$4,682,470

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		$748,000	$768,996

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		800,000	853,419

Total foreign government bonds and notes (cost $1,577,613)			$1,622,415

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018		$200,422	$176,177

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013		148,239	148,239

SunGard Data Systems, Inc. bank term loan FRN 2.041s, 2014		6,470	6,450

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.948s, 2016		134,059	134,003

Total senior loans (cost $453,582)			$464,869

SHORT-TERM INVESTMENTS (32.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)		314,917,935	$314,917,935

SSgA Prime Money Market Fund 0.12%(P)		37,814,806	37,814,806

Straight-A Funding, LLC commerical paper with an effective yield of 0.178%, September 21, 2012		$21,750,000	21,744,454

Straight-A Funding, LLC commerical paper with an effective yield of 0.178%, October 17, 2012		10,006,000	10,001,447

Straight-A Funding, LLC commerical paper with an effective yield of 0.178%, October 9, 2012		8,000,000	7,996,738

Straight-A Funding, LLC commerical paper with an effective yield of 0.178%, October 2, 2012		2,000,000	1,999,265

U.S. Treasury Bills with an effective yield of 0.167%, July 25, 2013(SEG)(SEGSF)		48,000,000	47,922,576

U.S. Treasury Bills with an effective yield of 0.104%, December 13, 2012(SEG)(SEGSF)		12,500,000	12,494,300

Total short-term investments (cost $454,891,171)			$454,891,521

TOTAL INVESTMENTS

Total investments (cost $1,805,272,373)(b)			$1,924,033,220

TBA SALE COMMITMENTS OUTSTANDING at 7/31/12 (proceeds receivable $150,530,273) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation 3 1/2s, August 1, 2042	$40,000,000	8/13/12	$42,357,812
Federal National Mortgage Association 3 1/2s, August 1, 2042	62,000,000	8/13/12	65,782,967
Federal National Mortgage Association 3s, August 1, 2042	41,000,000	8/13/12	42,652,813

Total			$150,793,592

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Bond 30 yr (Long)	740	$111,763,125	Sep-12	$2,869,700
U.S. Treasury Note 5 yr (Long)	1,636	204,142,125	Sep-12	1,684,017
U.S. Treasury Note 10 yr (Long)	750	100,992,188	Sep-12	1,397,818

Total				$5,951,535

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $66,634,880) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	$78,798,972	Aug-16/4.28	$13,280,621
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,003,850	Aug-16/4.35	174,354
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	78,798,972	Aug-16/4.28	1,843,029
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	46,466,969	Aug-16/3.625	5,636,443
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	54,646,220	Jun-16/4.39	6,109,447
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.67	1,877,200
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,811,574	Jul-16/4.80	789,758
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	46,466,969	Aug-16/3.625	1,570,584
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.67	173,427
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,811,574	Jul-16/4.80	64,416
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	54,646,220	Jun-16/4.89	415,311
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/4.12	5,649,517
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/5.12	368,186
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	630,625,000	Dec-12/1.50	5,467,521
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	25,092,787	Sep-16/3.49	2,812,650
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	25,092,787	Sep-16/3.49	930,441
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	62,854,000	Sep-15/4.04	10,383,229
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.375	12,401,231
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.46	12,907,618
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	54,299,260	Jun-16/4.575	6,617,397
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	8,176,815	Jul-16/4.74	1,697,458
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	13,395,829	Jul-16/4.79	2,830,766
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	62,854,000	Sep-15/4.04	1,094,602
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.375	881,692
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.46	818,245
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	54,299,260	Jun-16/4.575	454,485
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	8,176,815	Jul-16/4.74	137,706
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	13,395,829	Jul-16/4.79	220,254

Total			$97,607,588

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$49,410,000		$—	5/14/14	3 month USD-LIBOR-BBA	0.577%	$155,131
	82,973,000		—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	(3,626,691)
	3,081,000		81,778	6/20/22	2.183%	3 month USD-LIBOR-BBA	(92,824)
	Barclay’s Bank, PLC
	169,068,000	(E)	2,943,447	9/19/22	2.00%	3 month USD-LIBOR-BBA	(2,740,618)
	36,383,000	(E)	(28,753)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(157,548)
	23,186,000	(E)	(70,022)	9/19/14	3 month USD-LIBOR-BBA	0.60%	12,057
	24,369,000	(E)	(327,763)	9/19/17	3 month USD-LIBOR-BBA	1.10%	(7,067)
	69,694,000	(E)	(1,227,303)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,115,811
	1,525,000	(E)	161,345	9/19/42	2.75%	3 month USD-LIBOR-BBA	32,696
	17,914,396		(687,017)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	2,573,059
	7,165,758		(277,315)	7/30/22	3 month USD-LIBOR-BBA	3.51%	1,007,238
	17,914,396		(687,017)	8/1/22	3 month USD-LIBOR-BBA	3.52%	2,537,037
	17,914,396		(692,391)	8/1/22	3 month USD-LIBOR-BBA	3.36%	2,261,513
	3,081,000		81,184	6/20/22	2.183%	3 month USD-LIBOR-BBA	(93,417)
	Citibank, N.A.
	2,182,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	78,203
	2,920,000	(E)	4,383	9/19/17	1.10%	3 month USD-LIBOR-BBA	(34,044)
	7,447,000	(E)	43,937	9/19/17	3 month USD-LIBOR-BBA	1.10%	141,940
	74,384,000	(E)	1,027,571	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,473,219)
	13,531,000	(E)	(6,495)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(54,395)
	21,587,000	(E)	(9,595)	9/19/14	3 month USD-LIBOR-BBA	0.6%	66,823
	32,938,000	(E)	(1,086,556)	9/19/22	3 month USD-LIBOR-BBA	2.00%	20,820
	Credit Suisse International
	597,335,000	(E)	(9,768,467)	9/19/22	3 month USD-LIBOR-BBA	2.00%	10,313,934
	216,874,000	(E)	31,725	9/19/14	3 month USD-LIBOR-BBA	0.60%	799,460
	161,278,000	(E)	(444,147)	9/19/17	3 month USD-LIBOR-BBA	1.10%	1,678,273
	32,083,000	(E)	(1,924,754)	9/19/42	3 month USD-LIBOR-BBA	2.75%	781,768
	695,074,500	(E)	12,836,977	9/19/22	2.00%	3 month USD-LIBOR-BBA	(10,531,429)
	40,241,000	(E)	1,893,899	9/19/42	2.75%	3 month USD-LIBOR-BBA	(1,500,834)
	362,078,000	(E)	(119,444)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,401,199)
	208,808,000	(E)	(1,026,033)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(3,773,946)
	2,811,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	218,893
	Deutsche Bank AG
	1,104,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	38,806
	84,435,000	(E)	1,205,414	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,633,293)
	15,076,000	(E)	(364,010)	9/19/22	3 month USD-LIBOR-BBA	2.00%	142,845
	7,091,000	(E)	(6,240)	9/19/17	3 month USD-LIBOR-BBA	1.10%	87,077
	Goldman Sachs International
	3,487,000		(99,380)	7/18/22	3 month USD-LIBOR-BBA	2.215%	102,319
	3,147,000		88,050	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(79,934)
	691,000	(E)	(1,285)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,731)
	42,421,000	(E)	49,633	9/19/14	3 month USD-LIBOR-BBA	0.60%	199,803
	289,252,000	(E)	4,056,573	9/19/22	2.00%	3 month USD-LIBOR-BBA	(5,668,080)
	46,866,000	(E)	(886,015)	9/19/22	3 month USD-LIBOR-BBA	2.00%	689,620
	22,545,000	(E)	22,110	9/19/17	1.10%	3 month USD-LIBOR-BBA	(274,581)
	1,740,000	(E)	95,874	9/19/42	2.75%	3 month USD-LIBOR-BBA	(50,912)
	17,457,000	(E)	(1,023,430)	9/19/42	3 month USD-LIBOR-BBA	2.75%	449,243
	29,847,000		(473,075)	7/16/22	3 month USD-LIBOR-BBA	2.11875%	984,967
	6,156,000		(92,340)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	241,317
	6,543,000		(119,410)	7/11/22	3 month USD-LIBOR-BBA	2.055%	163,344
	JPMorgan Chase Bank NA
	67,583,900	(E)	812,156	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,460,015)
	3,031,000	(E)	2,607	9/19/17	1.10%	3 month USD-LIBOR-BBA	(37,281)
	4,254,000	(E)	(3,690)	9/19/17	3 month USD-LIBOR-BBA	1.10%	52,292
	69,383,000	(E)	(2,065,809)	9/19/22	3 month USD-LIBOR-BBA	2.00%	266,848
	5,215,000	(E)	478,007	9/19/42	2.75%	3 month USD-LIBOR-BBA	38,070
	4,693,000	(E)	(305,767)	9/19/42	3 month USD-LIBOR-BBA	2.75%	90,135
	The Royal Bank of Scotland PLC
	7,248,000	(E)	7,248	9/19/22	2.00%	3 month USD-LIBOR-BBA	(239,958)

	Total						$(7,593,674)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$2,756,518	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$4,903
Barclay’s Bank, PLC
13,466,103	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(17,770)
5,166,927	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,190
11,239,595	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(71,913)
9,717,538	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,218
25,438,451	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(162,761)
16,663,849	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	239,336
13,396,490	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	173,546
66,475,006	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(425,321)
33,317,730	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	431,618
1,982,629	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,414
6,002,072	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,675
2,728,706	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,853
2,897,635	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,538
56,915,096	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(364,155)
44,100,554	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	571,305
16,493,694	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,765
1,928,307	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,231
1,089,458	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	646
5,975,649	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,233)
1,382,576	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	7,109
23,905,488	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	309,686
24,022,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(153,699)
9,536,565	8,941	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,601
3,379,207	13,728	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,761
10,857,759	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	32,647
38,210,386	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	495,001
6,384,214	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	82,705
1,238,364	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,786
4,016,043	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	57,681
2,911,436	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	41,816
Citibank, N.A.
14,106,411	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	182,743
18,972,264	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	245,778
Credit Suisse International
33,892,866	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	149,469
701,491	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,248
11,276,786	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,668)
2,755,746	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,901
Goldman Sachs International
6,850,350	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,184
3,949,370	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,342
13,841,424	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,210
10,677,592	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,333
13,411,737	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,955
708,444	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,260
1,195,161	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,126
3,244,781	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,771
5,339,209	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,496
19,812,106	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(126,762)
7,442,861	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,621)
13,466,103	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	17,770
8,839,710	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,722
827,537	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	491
12,101,487	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,523
2,534,792	15,446	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,722
5,390,199	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,587
27,140,489	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(173,651)
1,006,366	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,439)
2,683,341	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,169)
2,276,459	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,350
15,169,095	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,997

Total					$1,729,847

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,423,169,909.
(b)	The aggregate identified cost on a tax basis is $1,827,009,979, resulting in gross unrealized appreciation and depreciation of $121,966,421 and $24,943,180, respectively, or net unrealized appreciation of $97,023,241.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $178,563 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $822,454,860 and $742,676,060, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $643,900,745 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 2,465,200,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average contract amount of approximately 2,400 futures contracts outstanding for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $809,600,000 on total return swap contracts for the reporting period
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $4,801,600,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $43,070,930 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $63,946,310, on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $51,541,858.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$58,005,115	$—
Corporate bonds and notes	—	405,074,623	—
Foreign government bonds and notes	—	1,622,415	—
Mortgage-backed securities	—	412,837,533	—
Municipal bonds and notes	—	4,682,470	—
Purchased options outstanding	—	125,887,458	—
Senior loans	—	464,869	—
U.S. Government and Agency Mortgage Obligations	—	460,104,676	—
U.S. Treasury Obligations	—	462,540	—
Short-term investments	352,732,741	102,158,780	—

Totals by level	$352,732,741	$1,571,300,479	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$5,951,535	$—	$—
Written options	—	(97,607,588)	—
TBA sale commitments	—	(150,793,592)	—
Interest rate swap contracts	—	(9,694,069)	—
Total return swap contracts	—	1,691,732	—

Totals by level	$5,951,535	$(256,403,517)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$184,922,614	$158,693,546

Total	$184,922,614	$158,693,546

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012